Short-Term Borrowings	12 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
SHORT-TERM BORROWINGS

NOTE 10 – SHORT-TERM BORROWINGS

Short-term borrowings consisted of the following at September 30, 2020:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank	9,990,000	$1,471,367	11/4/2019	11/3/2020	5.40%
Agricultural Bank	5,000,000	736,420	11/13/2019	11/12/2020	5.40%
Agricultural Bank	7,000,000	1,030,989	11/28/2019	11/18/2020	5.35%
Agricultural Bank	9,500,000	1,399,199	12/19/2019	12/18/2020	5.35%
Agricultural Bank	9,990,000	1,471,368	12/27/2019	12/10/2020	5.35%
Agricultural Bank	5,700,000	839,519	1/8/2020	1/7/2021	5.35%
Agricultural Bank	9,990,000	1,471,368	1/14/2020	1/13/2021	5.35%
Agricultural Bank	9,000,000	1,325,557	2/28/2020	2/27/2021	5.60%
Agricultural Bank	4,990,000	734,948	3/4/2020	3/3/2021	5.60%
Agricultural Bank	13,400,000	1,973,607	3/13/2020	3/12/2021	5.25%
Agricultural Bank	5,000,000	736,420	3/27/2020	3/15/2021	5.25%
Agricultural Bank	4,500,000	662,778	7/10/2020	7/1/2021	4.80%
Agricultural Bank	10,500,000	1,546,483	7/24/2020	7/15/2021	4.75%
Agricultural Bank	14,500,000	2,135,619	8/3/2020	8/2/2021	4.75%
China CITIC Bank	4,500,000	662,778	10/11/2019	10/10/2020	5.35%
China CITIC Bank	6,500,000	957,347	10/16/2019	10/15/2020	5.35%
China CITIC Bank	4,000,000	589,136	10/29/2019	10/28/2020	5.35%
China CITIC Bank	6,000,000	883,704	9/22/2020	9/21/2021	5.00%
China CITIC Bank	6,500,000	957,347	9/23/2020	9/22/2021	5.00%
China CITIC Bank	8,000,000	1,178,273	9/24/2020	9/23/2021	5.00%
Bank of China	7,540,000	1,110,522	1/7/2020	1/2/2021	4.50%
Bank of China	7,730,000	1,138,506	1/9/2020	1/7/2021	4.50%
Minsheng Bank	11,400,000	1,679,039	4/22/2020	4/15/2021	5.50%
Zhejiang Commerce Bank	8,500,000	1,251,915	4/22/2020	4/16/2021	4.20%
Zhejiang Commerce Bank	4,750,000	699,599	5/21/2020	5/18/2021	4.20%
Zhejiang Commerce Bank	7,000,000	1,030,989	6/3/2020	5/14/2021	4.20%
Zhejiang Commerce Bank	10,500,000	1,546,483	9/18/2020	6/18/2021	5.22%
Total	RMB211,980,000	$31,221,280

Short-term borrowings consisted of the following at September 30, 2019:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank	RMB9,990,000	$1,397,654	11/2/2018	11/1/2019	5.44%
Agricultural Bank	7,000,000	979,336	12/3/2018	12/2/2019	5.44%
Agricultural Bank	5,000,000	699,526	12/7/2018	11/15/2019	5.44%
Agricultural Bank	9,500,000	1,329,099	1/11/2019	1/10/2020	5.44%
Agricultural Bank	9,990,000	1,397,652	1/21/2019	1/20/2020	5.13%
Agricultural Bank	5,700,000	797,459	1/25/2019	1/24/2020	5.13%
Agricultural Bank	9,990,000	1,397,652	2/1/2019	1/30/2020	5.13%
Agricultural Bank	9,000,000	1,259,146	3/4/2019	3/3/2020	5.35%
Agricultural Bank	9,990,000	1,397,652	3/8/2019	3/7/2020	5.35%
Agricultural Bank	13,400,000	1,874,729	4/2/2019	4/1/2020	5.13%
Agricultural Bank	5,000,000	699,526	4/24/2019	4/15/2020	5.13%
Agricultural Bank	4,500,000	629,573	7/2/2019	7/1/2020	5.66%
Agricultural Bank	10,500,000	1,469,004	8/2/2019	8/1/2020	5.66%
Agricultural Bank	14,500,000	2,028,625	8/14/2019	8/12/2020	5.66%
China CITIC Bank	2,614,096	365,725	10/17/2018	10/12/2019	4.90%
China CITIC Bank	6,500,000	909,383	10/17/2018	10/17/2019	5.66%
China CITIC Bank	5,147,400	720,148	1/4/2019	12/30/2019	5.00%
China CITIC Bank	6,000,000	839,431	9/24/2009	9/22/2020	5.35%
China CITIC Bank	6,500,000	909,383	9/25/2019	9/23/2020	5.35%
China CITIC Bank	8,000,000	1,119,241	9/26/2019	9/24/2020	5.35%
Bank of China	8,880,000	1,242,358	1/10/2019	1/6/2020	5.44%
Bank of China	7,540,000	1,054,885	1/9/2019	1/6/2020	5.44%
Bank of China	3,350,000	468,682	1/25/2019	1/22/2020	5.22%
Bank of China	3,580,000	500,860	1/25/2019	1/2/2020	5.22%
Minsheng Bank	14,900,000	2,084,587	4/25/2019	4/25/2020	6.53%
Zhejiang Commerce Bank	1,000,000	139,905	4/23/2019	10/23/2019	6.09%
Zhejiang Commerce Bank	7,000,000	979,336	4/23/2019	10/23/2019	6.09%
Zhejiang Commerce Bank	4,500,000	629,573	4/29/2019	10/29/2019	6.09%
Zhejiang Commerce Bank	10,500,000	1,469,004	4/29/2019	10/29/2019	6.09%
Total	RMB220,071,496	$30,789,134

Short-term borrowings also include loans from various individuals with interest rate around 8% and maturing within one year. As of September 30, 2020 and 2019, the total amount of these loans was $0 and $699,526, respectively.

The Company’s short-term bank borrowings are pledged by its assets as listed below, and guaranteed by the Company’s major shareholders: Di Wang, Jueqin Wang, their immediate family members, third-party individuals, and third-party companies:

	As of September 30,
	2020	2019
Buildings, net	$3,405,140	$2,873,733
Long-term Investment	6,625,133	7,459,099
Total	$10,030,273	$10,332,832

For the years ended September 30, 2020, 2019 and 2018, interest expense on all short-term borrowings and notes payable amounted to $2,162,589, $2,149,077 and $2,082,680, respectively.